Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 125,746	$ 108,578
Total prepaid expenses and other current assets	14,184	13,713
Total accounts payable and accrued expenses	22,111	24,385
Total container contracts payable	140,968	231,647
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	118,107	97,950
Total prepaid expenses and other current assets	14,142	13,614
Total accounts payable and accrued expenses	21,736	23,198
Total container contracts payable	140,968	231,647
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	7,639	10,628
Total prepaid expenses and other current assets	42	99
Total accounts payable and accrued expenses	$ 375	$ 1,187